Income Tax (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Calculation of Income Tax Expense Accrued
The calculation of the income tax expense accrued for the years ended December 31, 2019, 2018 and 2017 is as follows:

	2019		2018	2017
Current income tax	(1,938)		(943)	(605)
Deferred income tax	(3,588	) (1)	(50,595)	4,574

Subtotal	(5,526)		(51,538)	3,969

Income tax – Well abandonment	(16,239	) (2)	—	—
Special tax – Tax revaluation, Law No. 27,430	(4,604	) (3)	—	—

	(26,369)		(51,538)	3,969

(1)	Includes (5,175) corresponding to the reversal of tax loss carryforwards related to the dispute relating to cost deduction for wells abandonment.
(2)
Includes (10,610)
corresponding to interest related to the
dispute relating
to cost deduction for wells abandonment determined on the date the Company decided to adhere to the payment facility plan. See Note 15.

(3)	Includes (4,562) corresponding to YPF (See Note 34.j.) and (42) corresponding to YTEC.

Summary of Reconciliation between the Charge to Net Income for Income Tax and the One that would Result from Applying the Prevailing Tax Rate on Net Income Before Income Tax Arising from the Consolidated Statements of Comprehensive Income
The reconciliation between the charge to net income for income tax for the years ended December 31, 2019, 2018 and 2017 and the one that would result from applying the prevailing tax rate on net income before income tax arising from the consolidated statements of comprehensive income for each fiscal year is as follows:

	2019	2018	2017
Net income before income tax	(7,010)	90,144	8,703
Statutory tax rate	30%	30%	35%

Statutory tax rate applied to net income before income tax	2,103	(27,043)	(3,046)
Effect of the valuation of property, plant and equipment and intangible assets measured in functional currency	(20,189)	(100,760)	(18,185)
Exchange differences	22,553 (1)	67,767	12,318
Effect of the valuation of inventories	(11,553)	(8,666)	(1,558)
Income on investments in associates and joint ventures	2,390	1,452	500
Effect of tax rate change (2)	1,956	12,795	13,892
Dispute associated to cost deduction for wells abandonment	(5,175)	—	—
Interest related to the payment facility plan for cost deduction for wells abandonment	1,333	—	—
Result of companies’ revaluation	—	3,594	—
Miscellaneous	1,056	(677)	48

Income tax	(5,526)	(51,538)	3,969

(1)	Includes the effect of tax inflation.
(2)	Corresponds to the remedation of deferred income tax at the current rate See Notes 2.b.15 and 34.j.

Summary of Breakdown of Deferred Tax
Breakdown of deferred tax as of December 31, 2019, 2018 and 2017 is as follows:

	2019		2018		2017
Deferred tax assets
Provisions and other non-deductible liabilities	5,344		2,920		1,861
Tax losses carryforward and other tax credits	52,443		21,575		6,484
Miscellaneous	937		270		99

Total deferred tax assets	58,724		24,765		8,444

Deferred tax liabilities
Property, plant and equipment	(110,704)		(113,821)		(43,931)
Adjustment for tax inflation	(38,177)		—		—
Miscellaneous	(5,491)		(1,768)		(1,570)

Total deferred tax liabilities	(154,372)		(115,589)		(45,501)

Total Net deferred tax	(95,648	) (2)	(90,824	) (1)(2)	(37,057)

(1)
Includes 127 as a result of the implementation of the impairment method in the calculation of the impairment of financial assets pursuant to IFRS 9, having an impact in “Retained earnings”. See Note 2.b.18.

(2)
Includes (1,523) and (3,432) as of December 31, 2019 and 2018, respectively, corresponding to adjustment for inflation of the opening deferred liability of subsidiaries with the Peso as functional currency with effect in other comprehensive income.

Summary of Tax Loss Carryforwards at Statutory Tax Rate
As of December 31, 2019, Group’s tax loss carryforwards at the expected recovery rate were as follows:

Date of generation	Date of expiration	Jurisdiction	Amount
2016	2021	Argentina	573
2017	2022	Argentina	495
2018	2023	Argentina	24,825
2019	2024	Argentina	26,550

			52,443